Income taxes - Reconciliation of Income Tax Provision (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Accounting profit before tax from continuing operations	€ 2,569	€ 1,936	€ 2,203
Tax expense at the UK statutory rate	642	484	518
Taxation of foreign operations, net	14	28	43
Non-deductible expense items for tax purposes	0	16	15
Tax effect from change in tax rate	(69)	3	0
Deferred taxes not recognised	9	(3)	(10)
Adjustment in respect of prior periods	(6)	(36)	(32)
Income tax charge per the consolidated income statement	€ 590	492	€ 534
Tax and Customs Administration, New Zealand
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax effect from change in tax rate		€ 3